CONCENTRATIONS OF CREDIT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Commitments to expend in excess of capital, secured basis, percentage	20.00%
Commitments to expend in excess of capital, secured basis	$ 36,317
Commitments to expend in excess of capital, unsecured basis, percentage	10.00%
Commitments to expend in excess of capital, unsecured basis	$ 18,159
Real estate mortgages | Financing Receivable | Loan Portfolio Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	83.00%